Commitments and Contingencies	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Commitments

As of June 30, 2023, the Company has no outstanding commitments other than the operating lease payments (Note 9).

Contingencies

From time to time, the Company is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Company is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Company’s business, financial position, results of operations or cash flows.